Range of Exercise Prices for Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2017 shares $ / shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	4,021,584	4,733,156	4,021,584	4,733,156	4,900,360	4,900,360
Total options outstanding, Weighted average exercise price | $ / shares	$ 7.29	$ 7.78			$ 8.50
Options exercisable, Number | shares	3,569,069	3,786,473	3,569,069	3,786,473	3,734,019	3,734,019
Canadian Share Options [Member] | 4.46 - 7.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	1,105,400		1,105,400
Total options outstanding, Weighted average exercise price | $ / shares	$ 4.41
Total options outstanding, Weighted average remaining contractual life (years)	4 years 14 days
Options exercisable, Number | shares	778,595		778,595
Options exercisable, Weighted average exercise price | $ / shares	$ 4.44
Canadian Share Options [Member] | 8.00 - 9.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	1,533,334		1,533,334
Total options outstanding, Weighted average exercise price | $ / shares	$ 7.32
Total options outstanding, Weighted average remaining contractual life (years)	2 years 7 months 2 days
Options exercisable, Number | shares	1,407,624		1,407,624
Options exercisable, Weighted average exercise price | $ / shares	$ 7.32
Canadian Share Options [Member] | 10.00 - 14.50 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	1,382,850		1,382,850
Total options outstanding, Weighted average exercise price | $ / shares	$ 9.57
Total options outstanding, Weighted average remaining contractual life (years)	6 months 21 days
Options exercisable, Number | shares	1,382,850		1,382,850
Options exercisable, Weighted average exercise price | $ / shares	$ 9.57
Canadian Share Options [Member] | 4.46 - 14.50 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	4,021,584		4,021,584
Total options outstanding, Weighted average exercise price | $ / shares	$ 7.29
Total options outstanding, Weighted average remaining contractual life (years)	2 years 3 months 14 days
Options exercisable, Number | shares	3,569,069		3,569,069
Options exercisable, Weighted average exercise price | $ / shares	$ 7.56
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	6,363,050	6,065,850	6,363,050	6,065,850	5,558,621	5,558,621
Total options outstanding, Weighted average exercise price | $ / shares			$ 4.67	$ 5.17		$ 6.16
Options exercisable, Number | shares	4,348,824	3,224,078	4,348,824	3,224,078	2,891,808	2,891,808
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices | $ / shares		$ 3.21
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices | $ / shares		$ 3.21
U.S. Share Options [Member] | 3.21 - 4.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares		3,646,250		3,646,250
Total options outstanding, Weighted average exercise price | $ / shares		$ 3.21
Total options outstanding, Weighted average remaining contractual life (years)		4 years 6 months
Options exercisable, Number | shares		2,011,540		2,011,540
Options exercisable, Weighted average exercise price | $ / shares		$ 3.27
U.S. Share Options [Member] | 5.00 - 7.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares		1,924,500		1,924,500
Total options outstanding, Weighted average exercise price | $ / shares		$ 5.61
Total options outstanding, Weighted average remaining contractual life (years)		3 years 4 months 13 days
Options exercisable, Number | shares		1,544,984		1,544,984
Options exercisable, Weighted average exercise price | $ / shares		$ 5.62
U.S. Share Options [Member] | 8.00 - 15.21 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares		792,300		792,300
Total options outstanding, Weighted average exercise price | $ / shares		$ 9.08
Total options outstanding, Weighted average remaining contractual life (years)		7 months 6 days
Options exercisable, Number | shares		792,300		792,300
Options exercisable, Weighted average exercise price | $ / shares		$ 9.08
U.S. Share Options [Member] | 3.21 - 15.21 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares		6,363,050		6,363,050
Total options outstanding, Weighted average exercise price | $ / shares		$ 4.67
Total options outstanding, Weighted average remaining contractual life (years)		3 years 8 months 1 day
Options exercisable, Number | shares		4,348,824		4,348,824
Options exercisable, Weighted average exercise price | $ / shares		$ 5.17